Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT
NOTE 6 – PLANT AND EQUIPMENT

Plant and equipment at September 30, 2013 and December 31, 2012 consisted of:

		September 30,	December 31,
	Useful Life	2013	2012
Buildings	20 years	$7,108,740	$6,591,416
Operating equipment	4 to 10 years	3,387,178	3,273,355
Office equipment	5 years	86,523	73,774
Vehicles	5 to 8 years	403,616	340,520
		10,986,057	10,279,065
Less: accumulated depreciation		(3,497,869)	(2,869,963)
		$7,488,188	$7,409,102

For the nine months ended September 30, 2013 and 2012, depreciation expense amounted to $544,067 and $545,683, respectively. Depreciation is not taken during the period of construction or equipment installation. Upon completion of the installation of manufacturing equipment or any construction in progress, construction in progress balances will be classified to their respective property and equipment category.

NOTE 6 – PLANT AND EQUIPMENT

Plant and equipment at December 31, 2012 and 2011 consisted of:

		December 31,
	Useful Life	2012	2011
Buildings	20 years	$6,591,416	$6,039,475
Operating equipment	4 to 10 years	3,273,355	3,030,119
Office equipment	5 years	73,774	65,490
Vehicles	5 to 8 years	340,520	323,206
		10,279,065	9,458,290
Less: accumulated depreciation		(2,869,963)	(2,136,590)
		$7,409,102	$7,321,700

For the years ended December 31, 2012 and 2011, depreciation expense amounted to $715,751 and $585,477, respectively. Depreciation is not taken during the period of construction or equipment installation. Upon completion of the installation of manufacturing equipment or any construction in progress, construction in progress balances will be classified to their respective property and equipment category.